Trade and other receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Government receivable	£ 7,440	£ 5,415
Prepayments	4,203	6,571	£ 733
Other receivables	2,514	672	810
Total trade and other current receivables	14,157	12,658	3,532
R&D tax credit receivable	£ 4,909	£ 2,716	£ 328